     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 12, 2006.

                                                            FILE NOS. 333-101487

                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 8                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

             Amendment No. 9                                    [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           ("FIRST SUNAMERICA LIFE")
                              (Name of Depositor)

                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                            MALLARY L. REZNIK, ESQ.


                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       C/O AIG RETIREMENT SERVICES, INC.

                              1 SUNAMERICA CENTER

                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b)



[X] on December 29, 2006 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.


Registrant does not intend for this Post-Effective Amendment No. 8 and Amendment No. 9 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-101487 and 811-08810, filed on May 1, 2006, Accession No. 0000950148-06-000039.


Incorporated by reference to the Supplement filed on Form N-4, Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment Nos. 8 under the Investment Company Act of 1940, File No. 333-101487 and 811-08810, filed on June 23, 2006, Accession No. 0000950129-06-006593.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

  SUPPLEMENT TO THE WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2006

--------------------------------------------------------------------------------

The date of the prospectus as supplemented is hereby changed to December 29, 2006. All references in the prospectus to the date of the Statement of Additional Information are hereby changed to December 29, 2006.

On or about January 5, 2007, the following changes apply to the prospectus:

    - References to the WM Variable Trust ("WMVT") are replaced with references to Principal Variable Contracts Fund Inc. ("PVCF") on the first page of the prospectus. The references to the trust, subadviser, and fund name for the WMVT portfolios on the first page of the prospectus and in the "Investment Options" section under the "Variable Portfolio" heading are replaced as detailed below. All portfolios listed below are advised by Principal Management Corporation and subadvised by the managers listed. Edge Asset Management, Inc. was formerly known as WM Advisors, Inc.

                           STRATEGIC ASSET MANAGEMENT PORTFOLIOS

        Flexible Income Portfolio           Edge Asset Management, Inc.                PVCF
        Conservative Balanced Portfolio     Edge Asset Management, Inc.                PVCF
        Balanced Portfolio                  Edge Asset Management, Inc.                PVCF
        Conservative Growth Portfolio       Edge Asset Management, Inc.                PVCF
        Strategic Growth Portfolio          Edge Asset Management, Inc.                PVCF

                                        EQUITY FUNDS

        Real Estate Securities Account      Principal Real Estate Investors, LLC       PVCF
        Equity Income Account I             Edge Asset Management, Inc.                PVCF
        LargeCap Blend Account              T. Rowe Price Associates, Inc.             PVCF
        West Coast Equity Account           Edge Asset Management, Inc.                PVCF
        MidCap Stock Account                Edge Asset Management, Inc.                PVCF
        Growth Account                      Columbus Circle Investors                  PVCF
        SmallCap Growth Account             Emerald Advisers, Inc.                     PVCF
                                            Essex Investment Management Company, LLC
                                            UBS Global Asset Management, Inc.
        SmallCap Value Account              J.P. Morgan Investment Management Inc.     PVCF
                                            Mellon Equity Associates, LLP
        Diversified International Account   Principal Global Investors, LLC            PVCF

                                     FIXED-INCOME FUNDS

        Short-Term Income Account           Edge Asset Management, Inc.                PVCF
        Mortgage Securities Account         Edge Asset Management, Inc.                PVCF
        Income Account                      Edge Asset Management, Inc.                PVCF
        Money Market Account                Principal Global Investors, LLC            PVCF


    - In the "Investment Options" section under "Variable Portfolios" subsection, the "WM Variable Trust -- Class 2" heading is deleted and replaced with "Principal Variable Contracts Fund Inc. -- Class 2." The sentence below this heading is deleted and replaced with "Principal Management Corporation is the investment adviser to the Principal Variable Contracts Fund, Inc. ("PVCF").

    - In the "Expenses" section under the heading "Underlying Fund Expenses," the third paragraph the reference to the WM Variable Trust is replaced with reference to the Principal Variable Contract Fund, Inc.

    - In the "Other Information" section under the "Payments in Connection with Distribution of the Contract" heading, the references to "WM Funds Distributor, Inc." is replaced with references to "Principal Funds Distributor, Inc."


Dated: December 29, 2006

                Please keep this Supplement with your Prospectus.

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-101487 and 811-08810, filed on May 1, 2006, Accession No.
0000950148-06-000039.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT
                               SUPPLEMENT TO THE
                WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006

--------------------------------------------------------------------------------

The date of the statement of additional information is hereby changed to December 29, 2006.

The following replaces the first paragraph under the subheading, "American Home Financial Statements" on the last page:

The statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are incorporated by reference in the Statement of Additional Information to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727, filed on July 27, 2006, Accession No.
0000950134-06-014060, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

Under the "Distribution of Contracts" heading, all references to "WM Funds Distributor, Inc." are replaced with references to "Principal Funds Distributor, Inc."




Dated:  December 29, 2006



    Please keep this Supplement with your Statement of Additional Information

                          PART C -- OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



(a) Financial Statements


The following financial statements are incorporated by reference herein, as indicated below, to this Registration Statement:

Financial statements of First SunAmerica Life Insurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 and financial statements of FS Variable Separate Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005 are incorporated by reference to Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-101487 and 811-08810, filed on May 1, 2006, Accession No.
0000950148-06-000039.


The statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended are incorporated by reference to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-64338 and 811-07727, filed on July 27, 2006, Accession No. 0000950134-06-014060.


(b) Exhibits


(1)   Resolution Establishing Separate Account.........................   2
(2)   Form of Custody Agreements.......................................   Not Applicable
(3)   (a)  Form of Distribution Contract...............................   4
      (b)  Selling Agreement...........................................   4
(4)   Variable Annuity Contract........................................   4
      (a)  Individual Annuity Contract.................................   4
      (b)  Maximum Anniversary Value Optional Death Benefit
           Endorsement.................................................   4
      (c)  IRA Endorsement.............................................   4
      (d)  Form of Guaranteed Minimum Account Value Endorsement........   5
      (e)  Form of Guaranteed Minimum Withdrawal Benefit Endorsement...   6
      (f)  Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Endorsement...........................................   9
      (g)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Rider (GMWB for Life).....................   10
      (h)  Optional Guaranteed Minimum Withdrawal Benefit For Two Lives
           Rider (GMWB for Joint Lives)................................   10
(5)   Application for Contract Annuity Application.....................   4
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Certificate of Incorporation...........   1
      (b)  By-Laws.....................................................   1
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement............   1
      (b)  SunAmerica Series Trust Fund Participation Agreement........   1
      (c)  Van Kampen Series Trust Fund Participation Agreement........   3
      (d)  WM Variable Trust Fund Participation Agreement..............   4
      (e)  Form of Principal Variable Contracts Fund, Inc.
           Participation Agreement.....................................   Filed Herewith
(9)   (a)  Opinion of Counsel and Consent of Depositor.................   4
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company..................   8
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable

(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Owner Control with First
           SunAmerica Life Insurance Company, the Depositor of
           Registrant..................................................   10
      (b)  Power of Attorney
           (i) First SunAmerica Life Insurance Company.................   10
           (ii) American Home Assurance Company........................   11
      (c)  Support Agreement of American International Group, Inc. ....   7
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   7


---------------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998,
      Accession No. 0000950148-98-000132.

2 Incorporated by reference to Initial Registration Statement, File Nos. 333-101487 and 811-08810, filed on November 26, 2002, Accession No. 0000950109-02-006044.

3 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
      Accession No. 0000950148-02-002786.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-101487 and 811-08810, filed on January 2, 2003,
      Accession No. 0000898430-03-000003.

5 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-101487 and 811-08810, filed on April 20, 2004,
      Accession No. 0000950148-04-000763.

6 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-101487 and 811-08810, filed on April 29, 2005,
      Accession No. 0000950129-05-004403.

7 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-101487 and 811-08810, filed on August 12, 2005,
      Accession No. 0000950129-05-008156.

8 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-102137 and 811-08810, filed on October 21, 2005,
      Accession No. 0000950129-05-009958.


9 Incorporated by reference to Post-Effective Amendment No. 5 and No. 6, File Nos. 333-101487 and 811-08810, filed on October 24, 2005, Accession No. 0000950129-05-010020.



10 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-101487 and 811-08810, filed on May 1, 2006, Accession No. 0000950148-06-000039.



11 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-101487 and 811-08810, filed on June 23, 2006,
      Accession No. 0000950129-06-006593.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                         POSITION
----                                                                         --------
Jay S. Wintrob.......................................  Director, Chief Executive Officer and President
Michael J. Akers(2)..................................  Director and Senior Vice President
Marc H. Gamsin.......................................  Director and Senior Vice President
N. Scott Gillis(1)...................................  Director, Senior Vice President and Chief Financial
                                                       Officer
Jana W. Greer(1).....................................  Director and Executive Vice President
Bruce R. Abrams(2)...................................  Director and Executive Vice President
Christine A. Nixon...................................  Director, Senior Vice President and Secretary
M. Bernard Aidinoff(3)...............................  Director
Patrick J. Foley(3)..................................  Director
Cecil C. Gamwell III(3)..............................  Director
Jack R. Harnes(3)....................................  Director
David L. Herzog(3)...................................  Director
John I. Howell(3)....................................  Director
Christopher J. Swift(3)..............................  Director
Gregory M. Outcalt...................................  Senior Vice President
Stewart R. Polakov(1)................................  Senior Vice President and Controller
Edwin R. Raquel(1)...................................  Senior Vice President and Chief Actuary
Mallary L. Reznik....................................  Senior Vice President and General Counsel
Timothy W. Still(1)..................................  Senior Vice President
Gavin D. Friedman....................................  Vice President and Deputy General Counsel
Roger Hahn(4)........................................  Vice President
Tracey Harris(2).....................................  Vice President
Rodney A. Haviland(1)................................  Vice President
Frank J. Julian(1)...................................  Vice President and Chief Compliance Officer
Michelle H. Powers(2)................................  Vice President
Stephen Stone(1).....................................  Vice President
Monica Suryapranata(1)...............................  Vice President and Variable Annuity Product
                                                       Controller
Edward T. Texeria(1).................................  Vice President
Virginia N. Puzon....................................  Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

(4) 2727 Allen Parkway, Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-06-003276, filed March 16, 2006.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of November 30, 2006, the number of WM Diversified Strategies III contracts funded by FS Variable Separate Account was 938, of which 268 were qualified contracts and 670 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER


(a) Principal Funds Distributor, Inc., 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, acts as distributor for the following investment companies:



     AIG SunAmerica Life Assurance Company -- Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Separate Account American General Life Insurance Company -- Separate Account D
     Principal Investors Fund, Inc.
     Principal Variable Contract Fund, Inc.

(b) The principal business address for the directors and officers below is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, unless otherwise noted:


    OFFICERS/DIRECTORS                             POSITION
    ------------------                             --------
    Daniel J. Houston    Director
    Ralph C. Eucher      Director
    Timothy J. Minard    Director
    Debra C. Ramsey      Director, President
    Michael J. Beer      Executive Vice President
    David J. Brown       Senior Vice President
    Jill R. Brown        Senior Vice President, Chief Financial Officer
    Joyce N. Hoffman     Senior Vice President, Corporate Secretary
    Michael D. Roughton  Senior Vice President
    Bret J. Bussanmas    Vice President -- Distribution
    David Reichart       Senior Vice President -- Distribution
    Scott McIntyre       Senior Vice President -- Marketing
    Alex Ghazanfari      Vice President, Chief Compliance Officer
    Minoo Spellerberg    Vice President -- Compliance
    Mark Stark           Vice President -- Investor Services
    Lindsey Amadeo       Director -- Marketing Communications
    Lisa Bertholf        Director -- Marketing
    P. Scott Cawley      Product Marketing Officer
    Craig L. Bassett     Treasurer
    Patricia A. Barry    Assistant Corporate Secretary
    Steve Gallaher       Second Vice President



(c) Principal Funds Distributor, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 and Amendment No. 9 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 12th day of December, 2006.

                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY

                                       By:         /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY
                                       (Depositor)

                                       By:         /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

JAY S. WINTROB*                                          Chief Executive Officer, President &         December 12, 2006
------------------------------------------------                       Director
JAY S. WINTROB                                              (Principal Executive Officer)


BRUCE R. ABRAMS*                                                       Director                       December 12, 2006
------------------------------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                                                   Director                       December 12, 2006
------------------------------------------------
M. BERNARD AIDINOFF


                                                                       Director                       December 12, 2006
------------------------------------------------
MICHAEL J. AKERS


PATRICK J. FOLEY*                                                      Director                       December 12, 2006
------------------------------------------------
PATRICK J. FOLEY


MARC H. GAMSIN*                                                        Director                       December 12, 2006
------------------------------------------------
MARC H. GAMSIN


CECIL C. GAMWELL III*                                                  Director                       December 12, 2006
------------------------------------------------
CECIL C. GAMWELL III

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----


N. SCOTT GILLIS*                                        Senior Vice President, Chief Financial        December 12, 2006
------------------------------------------------       Officer & Director (Principal Financial
N. SCOTT GILLIS                                                        Officer)


JANA W. GREER*                                                         Director                       December 12, 2006
------------------------------------------------
JANA W. GREER


JACK R. HARNES*                                                        Director                       December 12, 2006
------------------------------------------------
JACK R. HARNES


DAVID L. HERZOG*                                                       Director                       December 12, 2006
------------------------------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                                        Director                       December 12, 2006
------------------------------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                                                    Director                       December 12, 2006
------------------------------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                                                  Director                       December 12, 2006
------------------------------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                                      Senior Vice President and Controller         December 12, 2006
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                                              Attorney-in-Fact                   December 12, 2006
------------------------------------------------
*MALLARY L. REZNIK

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 11th day of December, 2006.

                                       By: AMERICAN HOME ASSURANCE COMPANY


                                       By:       /s/ ROBERT S. SCHIMEK

                                       -----------------------------------------

                                                  ROBERT S. SCHIMEK,


                                          SENIOR VICE PRESIDENT AND TREASURER



                    SIGNATURE                                            TITLE                               DATE
                    ---------                                            -----                               ----

*M. BERNARD AIDINOFF                                                   Director                       December 11, 2006
------------------------------------------------
M. BERNARD AIDINOFF


*JOHN QUINLAN DOYLE                                             Director and President                December 11, 2006
------------------------------------------------
JOHN QUINLAN DOYLE


*NEIL ANTHONY FAULKNER                                                 Director                       December 11, 2006
------------------------------------------------
NEIL ANTHONY FAULKNER


*DAVID NEIL FIELDS                                                     Director                       December 11, 2006
------------------------------------------------
DAVID NEIL FIELDS


*KENNETH VINCENT HARKINS                                               Director                       December 11, 2006
------------------------------------------------
KENNETH VINCENT HARKINS


                                                                       Director                       December 11, 2006
------------------------------------------------
CHARLES DANGELO


*DAVID LAWRENCE HERZOG                                                 Director                       December 11, 2006
------------------------------------------------
DAVID LAWRENCE HERZOG


*ROBERT EDWARD LEWIS                                                   Director                       December 11, 2006
------------------------------------------------
ROBERT EDWARD LEWIS


*KRISTIAN PHILIP MOOR                                            Director and Chairman                December 11, 2006
------------------------------------------------
KRISTIAN PHILIP MOOR


*WIN JAY NEUGER                                                        Director                       December 11, 2006
------------------------------------------------
WIN JAY NEUGER


*ROBERT S. SCHIMEK                                   Director, Senior Vice President and Treasurer    December 11, 2006
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ROBERT S. SCHIMEK


*NICHOLAS SHAW TYLER                                                   Director                       December 11, 2006
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NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                                                Director                       December 11, 2006
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NICHOLAS CHARLES WALSH






By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                   December 11, 2006
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        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


  EXHIBIT
    NO.                                DESCRIPTION
  -------                              -----------
(8)(e)         Form of Principal Variable Contracts Fund, Inc.
               Participation Agreement
(10)           Consent of Independent Registered Public Accounting Firm